Right-of-Use Assets and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of right-of-use assets and lease liabilities
	Right-of-use assets
	Offices and labs	Vehicles	Production plant	Total	Lease liabilities

As of January 1, 2020	$934	$175	$4,024	$5,133	$5,971

Depreciation expense	(1,318)	(201)	(521)	(2,040)	-
Interest expense	-	-	-	-	707
Additions	3,282	127	-	3,409	3,402
Payments	-	-	-	-	(2,145)
Other	-	(27)	(1)	(28)	(25)

As of December 31, 2020	$2,898	$74	$3,502	$6,474	$7,910

Schedule future minimum lease fees
First year	$2,363
Second through fifth years	4,650
After fifth year	1,304

$8,317

Schedule of right-of-use assets by class of underlying asset
%

Production plant	11
Offices and labs	50
Vehicles	33 - 100